INVESTMENTS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments accounted for using equity method, beginning balance	SFr 55.6	SFr 55.9
Additions	0.6	0.0	SFr 35.8
Share of net results	1.3	(0.3)	2.2
Dividends	(3.0)	(3.1)
Other	(3.0)	0.0
Investments accounted for using equity method, ending balance	48.4	55.6	SFr 55.9
Unadjusted Difference
Disclosure of associates [line items]
Investments accounted for using equity method, beginning balance	SFr 52.5
Investments accounted for using equity method, ending balance		SFr 52.5